SCHEDULE OF PLAN ASSET (LIABILITY) (Details) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022
Defined benefit plan liabilities	$ (84,759)	$ (86,015)
Less: fair value of plan assets or asset ceiling
Total	$ (84,759)	$ (86,015)